Significant Accounting Policies (Tables)	Nov. 18, 2019
Accounting Policies [Abstract]
Reconciliation of Total Cash, Restricted Cash and Equivalents
The following table provides a reconciliation of the total cash, restricted cash and equivalents reported within the Companies’ Consolidated Balance Sheets to the corresponding amounts reported within the Companies’ Consolidated Statements of Cash Flows for the six months ended June 30, 2019 and 2018:

	Cash, Restricted Cash and Equivalents at End of Period		Cash, Restricted Cash and Equivalents at Beginning of Period
	June 30, 2019	June 30, 2018	December 31, 2018	December 31, 2017

(millions)

Dominion Energy

Cash and cash equivalents	$382	$190	$268	$120

Restricted cash and equivalents (1)	178	164	123	65

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$560	$354	$391	$185

Virginia Power

Cash and cash equivalents	$17	$20	$29	$14

Restricted cash and equivalents (1)	8	10	9	10

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$25	$30	$38	$24

Dominion Energy Gas

Cash and cash equivalents (2)	$195	$70	$108	$18

Restricted cash and equivalents (1)	12	145	90	39

Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows	$207	$215	$198	$57

(1)	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.
(2)
At June 30, 2019, June 30, 2018, December 31, 2018 and December 31, 2017, Dominion Energy Gas had $
12
 million, $
3
 million, $
9
 million and $
3
 million of cash and cash equivalents included in current assets of discontinued operations, respectively.